Income Taxes - Other information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013
Other information
Unrecognized tax benefits	$ 0	$ 0
Virtu Financial, LLC and subsidiaries
Other information
Unrecognized tax benefits	$ 0		$ 0
Virtu Financial, LLC and subsidiaries | Ireland | Tax Year 2012
Other information
Number of years subject to review by tax authority	5 years
Virtu Financial, LLC and subsidiaries | Ireland | Other Assets.
Other information
Deferred tax assets relating to carryforward losses recognized	$ 0		$ 700,000